RELATED PARTY TRANSACTIONS (Omnibus Agreement) (Detail) - PBF Logistics LP [Member] - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 01, 2012	Jun. 30, 2020	Dec. 31, 2019
Fifth Amended and Restated Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Term of Agreement			10 years
Related Party Transaction, Annual Fee Increase	$ 8.3	$ 8.3
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			$ 7.7
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			$ 8.6